PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) shares in Thousands, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Preferred limited partners’ equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			$ 37	$ 41	$ 44
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 175
Class A Preferred Limited Partnership Units
Disclosure of classes of share capital [line items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares) | shares			0	0